LONG-TERM DEBT - OTHERS (Schedule of Repayment of Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Repayment schedule (carrying amount):
LONG-TERM DEBT	$ 210,069	$ 230,972
JPY [Member]
Debt Instrument [Line Items]
Interest rate	1.95%
Repayment schedule (carrying amount):
2023	$ 0
2024	11,911
2025	23,819
2026	23,819
2027	23,819
LONG-TERM DEBT	$ 83,368